Share based compensation reserve - Reserve Summary (Details) - EUR (€) € in Millions	6 Months Ended
	Jun. 30, 2020	Jun. 30, 2019
Disclosure of terms and conditions of share-based payment arrangement [line items]
Reserve of share-based payments	€ 22.6
Share based payment charge	4.4	€ 7.3
Vesting of Non-Executive Restricted Stock award	0.0	€ 0.2
Reserve of share-based payments	4.6
Share based compensation reserve
Disclosure of terms and conditions of share-based payment arrangement [line items]
Reserve of share-based payments	22.6
Vesting of Non-Executive Restricted Stock award	(0.7)
Reserve of share-based payments	4.6
Share based compensation reserve | Non-Executive Director
Disclosure of terms and conditions of share-based payment arrangement [line items]
Share based payment charge	0.3
Share based compensation reserve | Key Management Personnel Of Entity Or Parent, Reclassification to tax liability
Disclosure of terms and conditions of share-based payment arrangement [line items]
Share based payment charge	(13.8)
Share based compensation reserve | Management Award 2016
Disclosure of terms and conditions of share-based payment arrangement [line items]
Shares issued upon vesting of 2016 Award	(7.9)
Share based compensation reserve | January 1, 2016 | Key management personnel of entity or parent
Disclosure of terms and conditions of share-based payment arrangement [line items]
Share based payment charge	2.5
Share based compensation reserve | January 1, 2017 | Key management personnel of entity or parent
Disclosure of terms and conditions of share-based payment arrangement [line items]
Share based payment charge	0.7
Share based compensation reserve | January 1, 2018 | Key management personnel of entity or parent
Disclosure of terms and conditions of share-based payment arrangement [line items]
Share based payment charge	0.2
Share based compensation reserve | January 1, 2019 | Key management personnel of entity or parent
Disclosure of terms and conditions of share-based payment arrangement [line items]
Share based payment charge	0.2
Share based compensation reserve | January 1, 2020 | Key management personnel of entity or parent
Disclosure of terms and conditions of share-based payment arrangement [line items]
Share based payment charge	€ 0.5